Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2011
Transaction-Related Costs Incurred and Included In the Accompanying Consolidated Statements of Operations

The following transaction-related costs were incurred as a result of the 2011 Transactions and are included in the accompanying consolidated statements of operations for the respective periods indicated.

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011
Accelerated vesting of equity compensation	$—	$35,285
Professional and other advisory fees	—	27,573
Expenses incurred in connection with the refinancing of existing debt	16,857	—
Transaction-related bonuses and severance	1,000	3,767

Total	$17,857	$66,625